Document and Entity Information Document	Jan. 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jan. 29, 2026
Document Period End Date	Jan. 29, 2026
Amendment Flag	false
Entity Registrant Name	ZeroStack Corp.
Entity Address, Address Line One	40 King Street West, Suite 2400
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 3Y2
Entity Incorporation, State Country Name	A6
City Area Code	954
Local Phone Number	842-4989
Entity File Number	001-40397
Entity Central Index Key	0001790169
Entity Emerging Growth Company	true
Entity Tax Identification Number	00-0000000
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--06-30
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ZSTK
Security Exchange Name	NASDAQ